Segment Information - Income and Capital Expenditure Information Regarding Operating Segments (Details) - EUR (€) € in Millions	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues		€ 39,277	€ 43,076	€ 48,422
Other operating income and expenses		396	354	641
Depreciation and amortization		(8,397)	(9,359)	(10,582)
OPERATING INCOME		13,586	4,139	4,537
Acquisitions of right-of-use assets		1,979	1,916
Rights of use	€ 7,579	7,579	4,982	6,939
VMED O2 UK Ltd
Disclosure of operating segments [line items]
Revenues	7,223
Other operating income and expenses	(4,773)
OIBDA	2,450
Depreciation and amortization	(2,395)
OPERATING INCOME	55
CapEx	1,508
Acquisitions of right-of-use assets	75
Rights of use	1,058	1,058
Eliminations
Disclosure of operating segments [line items]
Revenues		(1,864)	(1,556)	(1,545)
Other operating income and expenses		1,623	1,098	1,166
OIBDA		(241)	(458)	(379)
Depreciation and amortization		297	315	267
OPERATING INCOME		56	(143)	(112)
Share of (loss) income of investments accounted for by the equity method		0	0	0
CapEx		(18)	(213)	(183)
Acquisitions of right-of-use assets		(254)	(909)	(123)
Rights of use	(67)	(67)	(2,131)
Telefónica Spain
Disclosure of operating segments [line items]
Revenues		12,156	12,118	12,528
Telefónica Spain | Operating segments
Disclosure of operating segments [line items]
Revenues		12,417	12,401	12,850
Other operating income and expenses		(9,040)	(7,355)	(9,131)
OIBDA		3,377	5,046	3,719
Depreciation and amortization		(2,153)	(2,184)	(2,013)
OPERATING INCOME		1,224	2,862	1,706
Share of (loss) income of investments accounted for by the equity method		(2)	(4)	0
CapEx		1,815	1,408	1,667
Acquisitions of right-of-use assets		482	138	127
Rights of use	1,433	1,433	1,332
Telefónica Spain | Eliminations
Disclosure of operating segments [line items]
Revenues		261	283	322
Telefónica United Kingdom
Disclosure of operating segments [line items]
Revenues		2,609	6,666	7,068
Telefónica United Kingdom | Operating segments
Disclosure of operating segments [line items]
Revenues		2,628	6,708	7,109
Other operating income and expenses		(1,709)	(4,644)	(4,995)
OIBDA		919	2,064	2,114
Depreciation and amortization		0	(389)	(1,204)
OPERATING INCOME		919	1,675	910
Share of (loss) income of investments accounted for by the equity method		0	0	0
CapEx		933	913	914
Acquisitions of right-of-use assets		389	116	157
Rights of use	0	0	0
Telefónica United Kingdom | Eliminations
Disclosure of operating segments [line items]
Revenues		19	42	41
VMED O2 UK Ltd
Disclosure of operating segments [line items]
Revenues		0
VMED O2 UK Ltd | Operating segments
Disclosure of operating segments [line items]
Revenues		0
Other operating income and expenses		0
OIBDA		0
Depreciation and amortization		0
OPERATING INCOME		0
Share of (loss) income of investments accounted for by the equity method		(103)
CapEx		0
Acquisitions of right-of-use assets		0
Rights of use	0	0
VMED O2 UK Ltd | Eliminations
Disclosure of operating segments [line items]
Revenues		0
Telefónica Germany
Disclosure of operating segments [line items]
Revenues		7,738	7,500	7,364
Telefónica Germany | Operating segments
Disclosure of operating segments [line items]
Revenues		7,765	7,532	7,399
Other operating income and expenses		(5,341)	(5,223)	(5,073)
OIBDA		2,424	2,309	2,326
Depreciation and amortization		(2,394)	(2,394)	(2,463)
OPERATING INCOME		30	(85)	(137)
Share of (loss) income of investments accounted for by the equity method		0	0	0
CapEx		1,284	1,094	2,469
Acquisitions of right-of-use assets		833	1,159	230
Rights of use	3,349	3,349	2,852
Telefónica Germany | Eliminations
Disclosure of operating segments [line items]
Revenues		27	32	35
Telefónica Brazil
Disclosure of operating segments [line items]
Revenues		6,897	7,406	10,018
Telefónica Brazil | Operating segments
Disclosure of operating segments [line items]
Revenues		6,910	7,422	10,035
Other operating income and expenses		(3,772)	(4,234)	(5,773)
OIBDA		3,138	3,188	4,262
Depreciation and amortization		(1,918)	(1,965)	(2,516)
OPERATING INCOME		1,220	1,223	1,746
Share of (loss) income of investments accounted for by the equity method		0	0	0
CapEx		2,069	1,372	2,005
Acquisitions of right-of-use assets		489	768	409
Rights of use	1,701	1,701	1,677
Telefónica Brazil | Eliminations
Disclosure of operating segments [line items]
Revenues		13	16	17
Telefónica Hispam
Disclosure of operating segments [line items]
Revenues		8,258	7,786	9,504
Telefónica Hispam | Operating segments
Disclosure of operating segments [line items]
Revenues		8,362	7,922	9,650
Other operating income and expenses		(6,644)	(6,932)	(7,617)
OIBDA		1,718	990	2,033
Depreciation and amortization		(1,873)	(2,274)	(2,268)
OPERATING INCOME		(155)	(1,284)	(235)
Share of (loss) income of investments accounted for by the equity method		(6)	0	(1)
CapEx		978	833	1,485
Acquisitions of right-of-use assets		387	364	367
Rights of use	1,064	1,064	1,117
Telefónica Hispam | Eliminations
Disclosure of operating segments [line items]
Revenues		104	136	146
Other companies
Disclosure of operating segments [line items]
Revenues		1,628	1,610	1,940
Other operating income and expenses		7,589	(2,288)	(1,880)
OIBDA		10,648	359	1,044
Depreciation and amortization		(356)	(468)	(385)
OPERATING INCOME		10,292	(109)	659
Share of (loss) income of investments accounted for by the equity method		(16)	6	14
CapEx		206	454	427
Acquisitions of right-of-use assets		113	378	125
Rights of use	99	99	135
Other companies | Operating segments
Disclosure of operating segments [line items]
Revenues		3,059	2,647	2,924
Other companies | Eliminations
Disclosure of operating segments [line items]
Revenues		1,431	1,037	984
Telxius Group
Disclosure of operating segments [line items]
Rights of use	2,633	2,633
Telefonica Hispam and Telefonica Global Solutions | Eliminations
Disclosure of operating segments [line items]
Revenues		(9)	(10)
Telefonica Brasil and Telxius Group | Eliminations
Disclosure of operating segments [line items]
Revenues		(1,855)	(1,546)
Telefonica, S.A.
Disclosure of operating segments [line items]
Revenues		39,277	43,076	48,422
Other operating income and expenses		(17,294)	(29,578)	(33,303)
OIBDA		21,983	13,498	15,119
Depreciation and amortization		(8,397)	(9,359)	(10,582)
OPERATING INCOME		13,586	4,139	4,537
Share of (loss) income of investments accounted for by the equity method		(127)	2	13
CapEx		7,267	5,861	8,784
Acquisitions of right-of-use assets		2,439	2,014	€ 1,292
Rights of use	€ 7,579	€ 7,579	€ 4,982